Report of the directors financial review risk report - Reconciliation of gross carrying/notional amount and allow. for loans and advances to banks and customers incl. loan commitments and financial guarantees (Details)
£ in Millions, $ in Millions
	6 Months Ended	12 Months Ended
	Jun. 30, 2024 GBP (£)	Dec. 31, 2023 GBP (£)	Dec. 31, 2023 USD ($)
Financial instruments including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Total ECL income statement change for the period	£ 53		$ (169)
Financial instruments including loan commitments and financial guarantees | IFRS 9
Increase (decrease) in financial assets [abstract]
Total ECL income statement change for the period	54	£ (171)
Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
ECL income statement change for the period	64
Total ECL income statement change for the period	53	(164)
Other financial assets measured at amortised cost | Other financial assets measured at amortised cost | IFRS 9
Increase (decrease) in financial assets [abstract]
Total ECL income statement change for the period	2
Performance and other guarantee not considered for IFRS 9 | IFRS 9
Increase (decrease) in financial assets [abstract]
Total ECL income statement change for the period	(1)		(7)
Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)
Increase (decrease) in financial assets [abstract]
Total ECL income statement change for the period	(1)	2
12-month expected credit losses | Non-credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Foreign exchange	(810)	(1,640)
Gross carrying/ nominal amount | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	492,696
Financial assets, ending balance	503,965	492,696
Gross carrying/ nominal amount | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	364,679
Financial assets, ending balance	363,190	364,679
Gross carrying/ nominal amount | Other financial assets measured at amortised cost | Non-current assets held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	21,796
Financial assets, ending balance	585	21,796
Gross carrying/ nominal amount | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	180,264	188,969
Net new and further lending/repayments	7,080	2,301
Assets written off	(46)	(248)
Credit-related modifications that resulted in derecognition		(94)
Foreign exchange	(2,888)	(2,678)
Others	7,546	(7,986)
Financial assets, ending balance	191,956	180,264
Gross carrying/ nominal amount | Other financial assets measured at amortised cost | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	273,728
Financial assets, ending balance		273,728
Gross carrying/ nominal amount | Other financial assets measured at amortised cost | Other financial assets measured at amortised cost | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	273,728
Financial assets, ending balance	262,153	273,728
Gross carrying/ nominal amount | Non-trading reverse purchase agreement commitments | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	38,704
Financial assets, ending balance	49,856	38,704
Gross carrying/ nominal amount | Non-trading reverse purchase agreement commitments | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	73,494
Financial assets, ending balance	63,892	73,494
Gross carrying/ nominal amount | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	37,427
Financial assets, ending balance	43,331	37,427
Gross carrying/ nominal amount | Loans and advances to customers and banks | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	90,951
Financial assets, ending balance	101,037	90,951
Gross carrying/ nominal amount | Loans and advances to customers and banks | Other financial assets measured at amortised cost | Discontinued operations
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	21,512
Financial assets, ending balance	468	21,512
Gross carrying/ nominal amount | 12-month expected credit losses | Non-credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	162,228	168,371
Transfers of financial instruments:	61	690
– transfers from stage 1 to stage 2	(4,796)	(14,106)
– transfers from stage 2 to stage 1	4,995	15,023
– transfers to stage 3	(204)	(247)
– transfers from stage 3	66	20
Net new and further lending/repayments	7,983	4,626
Foreign exchange	(2,647)	(2,398)
Others	7,410	(9,061)
Financial assets, ending balance	175,035	162,228
Gross carrying/ nominal amount | Lifetime expected credit losses | Non-credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	15,445	18,059
Transfers of financial instruments:	(509)	(1,336)
– transfers from stage 1 to stage 2	4,796	14,106
– transfers from stage 2 to stage 1	(4,995)	(15,023)
– transfers to stage 3	(348)	(551)
– transfers from stage 3	38	132
Net new and further lending/repayments	(417)	(1,916)
Foreign exchange	(191)	(231)
Others	64	869
Financial assets, ending balance	14,392	15,445
Gross carrying/ nominal amount | Lifetime expected credit losses | Credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	2,556	2,536
Transfers of financial instruments:	448	646
– transfers to stage 3	552	798
– transfers from stage 3	(104)	(152)
Net new and further lending/repayments	(489)	(442)
Assets written off	(46)	(248)
Credit-related modifications that resulted in derecognition		(94)
Foreign exchange	(50)	(49)
Others	72	207
Financial assets, ending balance	2,491	2,556
Gross carrying/ nominal amount | Lifetime expected credit losses | POCI | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	35	3
Net new and further lending/repayments	3	33
Assets written off		0
Foreign exchange		0
Others		(1)
Financial assets, ending balance	38	35
Allowance for ECL | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,217)
Financial assets, ending balance	(1,041)	(1,217)
Allowance for ECL | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,159)
Financial assets, ending balance	(994)	(1,159)
Allowance for ECL | Other financial assets measured at amortised cost | Non-current assets held for sale
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(64)
Financial assets, ending balance	(7)	(64)
Allowance for ECL | Financial instruments including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance | $
Financial assets, ending balance	(1,064)		$ (1,240)
Allowance for ECL | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,147)	(1,233)
Net remeasurement of ECL arising from transfer of stage		22
Net new and further lending/repayments	208	146
Changes to risk parameters – credit quality	(151)	(340)
Changes to model used for ECL calculation	7	15
Assets written off	45	246
Credit-related modifications that resulted in derecognition		75
Foreign exchange	17	21
Others	(10)	(99)
Financial assets, ending balance	(1,031)	(1,147)
ECL income statement change for the period		(157)
Recoveries	1	5
Others	(12)	(12)
Allowance for ECL | Other financial assets measured at amortised cost | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(70)
Financial assets, ending balance		(70)
Allowance for ECL | Other financial assets measured at amortised cost | Other financial assets measured at amortised cost | IFRS 9
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(70)
Financial assets, ending balance	(10)	(70)
Allowance for ECL | Non-trading reverse purchase agreement commitments | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	0
Financial assets, ending balance	0	0
Allowance for ECL | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’) | Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(23)
Financial assets, ending balance	(23)	(23)
Allowance for ECL | Loans and advances to customers and banks | Other financial assets measured at amortised cost
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(1,089)
Financial assets, ending balance	(984)	(1,089)
Allowance for ECL | Loans and advances to customers and banks | Other financial assets measured at amortised cost | Discontinued operations
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(64)
Financial assets, ending balance	(7)	(64)
Allowance for ECL | 12-month expected credit losses | Non-credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(91)	(71)
Transfers of financial instruments:	(18)	(56)
– transfers from stage 1 to stage 2	5	11
– transfers from stage 2 to stage 1	(23)	(66)
– transfers to stage 3	1	0
– transfers from stage 3	(1)	(1)
Net remeasurement of ECL arising from transfer of stage	11	48
Net new and further lending/repayments	(1)	(1)
Changes to risk parameters – credit quality	11	(1)
Changes to model used for ECL calculation	(3)	(3)
Foreign exchange	2	2
Others	0	(9)
Financial assets, ending balance	(89)	(91)
ECL income statement change for the period	18	43
Allowance for ECL | Lifetime expected credit losses | Non-credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(147)	(200)
Transfers of financial instruments:	26	89
– transfers from stage 1 to stage 2	(5)	(11)
– transfers from stage 2 to stage 1	23	66
– transfers to stage 3	10	39
– transfers from stage 3	(2)	(5)
Net remeasurement of ECL arising from transfer of stage	(11)	(26)
Net new and further lending/repayments	10	22
Changes to risk parameters – credit quality	(14)	(28)
Changes to model used for ECL calculation	10	18
Foreign exchange	1	2
Others	(2)	(24)
Financial assets, ending balance	(127)	(147)
ECL income statement change for the period	(5)	(14)
Allowance for ECL | Lifetime expected credit losses | Credit impaired | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(903)	(962)
Transfers of financial instruments:	(8)	(33)
– transfers to stage 3	(11)	(39)
– transfers from stage 3	3	6
Net remeasurement of ECL arising from transfer of stage		0
Net new and further lending/repayments	202	125
Changes to risk parameters – credit quality	(145)	(305)
Changes to model used for ECL calculation		0
Assets written off	45	246
Credit-related modifications that resulted in derecognition		75
Foreign exchange	14	17
Others	(8)	(66)
Financial assets, ending balance	(803)	(903)
ECL income statement change for the period	57	(180)
Allowance for ECL | Lifetime expected credit losses | POCI | Loans and advances to bank and customers including loan commitments and financial guarantees
Increase (decrease) in financial assets [abstract]
Financial assets, beginning balance	(6)	0
Net new and further lending/repayments	(3)	0
Changes to risk parameters – credit quality	(3)	(6)
Assets written off		0
Foreign exchange		0
Others		0
Financial assets, ending balance	(12)	(6)
ECL income statement change for the period	£ (6)	£ (6)